Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Subsequent Events
Subsequent Events

15. Subsequent Events

          On December 30, 2013, EVHC redeemed $332.5 million in principal amount of the 8.125% Notes due 2019 at a redemption price equal to 108.125% of the aggregate principal amount, plus accrued but unpaid interest for a total of $361.7 million.

19. Subsequent Events

          On February 7, 2013, EVHC entered into a First Amendment (the "Amendment") to the credit agreement dated as of May 25, 2011. Under the Amendment, the Company incurred an additional $150 million in incremental borrowings under the Term Loan Facility, the proceeds of which were used to pay down the Company's ABL Facility. In addition, the rate at which the loans under the Term Loan Credit Agreement bear interest was amended to equal (i) the higher of (x) the rate for deposits in U.S. dollars in the London interbank market (adjusted for maximum reserves) for the applicable interest period ("LIBOR Rate") and (y) 1.00%, plus, in each case, 3.00% (with a step-down to 2.75% in the event that the Company meets a consolidated first lien net leverage ratio of 2.50:1.00), or (ii) the alternate base rate, which will be the highest of (w) the corporate base rate established by the administrative agent from time to time, (x) 0.50% in excess of the overnight federal funds rate, (y) the one-month LIBOR rate (adjusted for maximum reserves) plus 1.00% and (z) 2.00%, plus, in each case, 2.00% (with a step-down to 1.75% in the event that the Company meets a consolidated first lien net leverage ratio of 2.50:1.00).

          On February 27, 2013, EVHC entered into a First Amendment (the "ABL Amendment") to the credit agreement governing the ABL Facility, under which EVHC increased its commitments under the ABL Facility to $450,000,000. In addition, the rate at which the loans under the ABL Credit Agreement bear interest was amended to equal (i) the LIBOR rate plus, (x) 2.00% in the event that average daily excess availability is less than or equal to 33% of availability, (y) 1.75% in the event that average daily excess availability is greater than 33% but less than or equal to 66% of availability and (z) 1.50% in the event that average daily excess availability is greater than 66% of availability, or (ii) the alternate base rate, which will be the highest of (x) the corporate base rate established by the administrative agent from time to time, (y) 0.50% in excess of the overnight federal funds rate and (z) the one-month LIBOR rate (adjusted for maximum reserves) plus 1.00% plus, in each case, (A) 1.00% in the event that average daily excess availability is less than or equal to 33% of availability, (B) 0.75% in the event that average daily excess availability is greater than 33% but less than or equal to 66% of availability and (C) 0.50% in the event that average daily excess availability is greater than 66% of availability.

          On June 13, 2013, Holding filed a Registration Statement on Form S-1 with the Securities and Exchange Commission for an initial public offering ("IPO") of its shares of common stock. Holding intends to use the net proceeds to repay debt, including to redeem the PIK Notes. The Company expects that Holding will pay CD&R out of the IPO net proceeds a fee of $20 million to terminate the Consulting Agreement in connection with the consummation of the IPO. There can be no assurance that the IPO or any related transactions will be consummated.

          On July 29, 2013, the Company filed an amendment to its amended and restated certificate of incorporation effecting a 9.3-for-1.0 stock split of the Company's common stock. The consolidated financial statements give retroactive effect to the stock split.